Finance Cost and Income - Summary of Finance Costs Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of finance income expense [abstract]
Interest expense	$ (2,110)	$ (2,126)
Capitalization of borrowing costs	12	17
Net interest on net defined liabilities	(48)	(48)
Accretion expense	(290)	(239)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(48)	(83)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(112)	(237)
Mark-to-market gains / (losses) on derivatives related to the hedging of share-based payment programs (refer to Note 8)	1,124	(258)
Tax on financial transactions	(33)	(69)
Other financial costs, including bank fees	(82)	(59)
Finance costs, excluding exceptional items	(2,711)	(3,102)
Exceptional finance cost	(81)	(494)
Finance costs	$ (2,792)	$ (3,596)